BUSINESS COMBINATIONS: - Acquisition date fair value of consideration transferred (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2021	Feb. 28, 2021	Dec. 31, 2021
Luna Labs Limited.
Consideration:
Fair value of ordinary shares issued		$ 57,197
Fair value of share options assumed		518
Total consideration transferred		$ 132,401
Chomp I CC Networks Ltd.
Consideration:
Cash			$ 41,206
Fair value of ordinary shares issued			11,563
Fair value of share options assumed			1,886
Total consideration transferred	$ 54,655		$ 54,655